RESTRUCTURING AND IMPAIRMENTS (Tables)	6 Months Ended
Jun. 30, 2015
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 10 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2015	2014	2015	2014

	U.S. $ in millions

Contingent consideration	$18	$4	$262	$(5)
Impairments of long-lived assets	81	56	146	57
Acquisition expenses	132	3	133	10
Restructuring	48	78	51	136
Other	6	2	(8)	2

Total	$285	$143	$584	$200